Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000166436
Average Annual Return [Line Items]
Average Annual Return, Percent	17.94%	10.79%	11.13%
Without Sales Load [Member] | C000166438
Average Annual Return [Line Items]
Average Annual Return, Percent	18.11%	10.95%	11.28%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	10.76%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	10.76%